Earnings per share - Reconciliation Between Shares Used in Calculating Basic and Diluted EPS (Detail) - shares shares in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Earnings per share [abstract]
Weighted average shares used in basic EPS calculation	[1]	1,224.7	1,249.1	1,250.0
Dilutive share options outstanding	[1]		0.1	0.3
Other potentially issuable shares	[1]	12.3	8.1	10.3
Weighted average shares used in diluted EPS calculation	[1]	1,237.0	1,257.3	1,260.6

[1]	Earnings figures have been restated as described in the accounting policies.